Note 46 - Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with Entities of the Group (Millions of euros)
	June 2018	December 2017
Assets:
Loans and advances to credit institutions	67	91
Loans and advances to customers	578	510
Liabilities:
Deposits from credit institutions	1	5
Customer deposits	334	428
Memorandum accounts:
Financial guarantees given	1,386	1,254
Contingent commitments	104	114

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of Income Statement arising from transactions with Entities of the Group (Millions of euros)
	June 2018	June 2017
Income statement:
Financial incomes	11	12
Financial costs	1	-
Fee and Commission Income	2	2
Fee and Commission Expenses	26	27